Subsequent Events (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands					2 Months Ended
	Sep. 07, 2023 CAD ($)	Sep. 07, 2023 USD ($)	Aug. 08, 2023 CAD ($)	Aug. 08, 2023 USD ($)	Mar. 06, 2025 CAD ($) $ / shares shares	Mar. 06, 2025 USD ($) $ / shares shares
Disclosure of non-adjusting events after reporting period [line items]
Gross proceeds from shares	$ 3,077	$ 2,250	$ 20,185	$ 15,001
Share transactions
Disclosure of non-adjusting events after reporting period [line items]
Issued (in shares)					5,302,950	5,302,950
Gross proceeds from shares					$ 6,228	$ 4,327
Issuance of shares (in dollars per share) | (per share)					$ 1.17	$ 0.82
Net proceeds from issue of ordinary shares					$ 6,041	$ 4,197
Share issue related cost, commissions					$ 187	$ 130